SUBSEQUENT EVENTS	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13.SUBSEQUENT EVENTS

The Company has evaluated all subsequent events through the date the consolidated financial statements were issued and filed with the SEC.

Entry into Material Definitive Agreements

In May 2022, the Company entered into an Operations Transfer and Surrender Agreement by and between Lumber City Operations, LLC, a subsidiary of the Company (“Lumber City Operations”), and LC SNF, LLC (“LC SNF” or “Tenant”). Effective May 1, 2022, Lumber City Operations became the Department approved and licensed operator of the Lumber City Facility. Lumber City Operations also entered into a Management Agreement (the “Lumber City Management Agreement”) with Peach Health Group LLC (“Peach Health”), dated as of April 29, 2022, which engages Peach Health to provide for the overall management and day-to-day operation of the Lumber City Facility. The term of the Lumber City Management Agreement commences on May 1, 2022 and continues for a term of 6 months thereafter; the term may be extended upon a mutual agreement by both parties. Under the Lumber City Management Agreement, Lumber City Operations will pay Peach Health: (i) for months 1 through 6 of the term, a management fee of $22,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue. The Lumber City Management Agreement is subject to earlier termination as provided therein. The Lumber City Management Agreement also includes customary representations, covenants, termination provisions and indemnification obligations.

Also in May 2022, the Company entered into an Operations Transfer and Surrender Agreement by and between LaGrange Operations, LLC, a subsidiary of the Company (“LaGrange Operations”) and C.R. of LaGrange, LLC. Effective May 1, 2022, LaGrange Operations became the Department approved and licensed operator of the LaGrange Facility. LaGrange Operations also entered into a Management Agreement (the “LaGrange Management Agreement”) with Peach Health, dated as of April 29, 2022, which engaged Peach Health to provide for the overall management and day-to-day operation of the LaGrange Facility. The term of the LaGrange Management Agreement commences on May 1, 2022 and continues for a term of 6 months thereafter; the term may be extended upon a mutual agreement by both parties. Under the LaGrange Management Agreement, LaGrange Operations will pay Peach Health: (i) for months 1 through 6 of the term, a management fee of $25,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue. The LaGrange Management Agreement is subject to earlier termination as provided therein. The LaGrange Management Agreement also includes customary representations, covenants, termination provisions and indemnification obligations.

In April 2022, Meadowood Operations became the Department approved and licensed operator of the Facility. Meadowood Operations also entered into a Management Agreement (the Management Agreement) with Cavalier Senior Living Operations, LLC (“Cavalier”), which engages Cavalier to provide for the overall management and day-to-day operation of the Facility.

Under the Management Agreement, Meadowood Operations will pay Cavalier: (i) a management fee of $12,000 while the probationary license is active; and (ii) a start-up fee of $12,000. Upon termination of the probationary period by regulatory authorities, the parties will negotiate a monthly management fee for ongoing management and oversight of the Facility. The term of the Management Agreement commences on April 15, 2022, and continues for a term of two years thereafter, and shall continue in full force and effect for succeeding annual terms until such time as either party provides written notice of termination to the other party at least 90 days prior to the termination date. The Management Agreement is subject to earlier termination as provided therein. If the Management Agreement is terminated due to a sale of the Facility, then Meadowood Operations will pay an incentive fee to Cavalier equal to 1% of the purchase price, including any debt assumption. The Management Agreement also includes customary representations, covenants, termination provisions and indemnification obligations.

In addition to the foregoing and as previously disclosed, the Company has entered into a management agreement with Peach Health, effective October 1, 2021, to provide management consulting services for a 134-bed SNF located in Thunderbolt, Georgia. Affiliates of Peach Health also lease from the Company three facilities located in Georgia known as Oceanside Nursing and Rehabilitation Center, Savannah Beach Nursing and Rehabilitation Center and Advanced Healthcare of Twiggs County.

Termination of a Material Definitive Agreement

On May 1, 2022, the Company entered into a Lease Termination and Release Agreement among ADK Georgia, LLC, a subsidiary of the Company (“Landlord”), LC SNF and the Company pursuant to which the Sublease Agreement, dated as of October 22, 2014, by and between the Landlord and Tenant (as the same may have been amended, the “Lease”), regarding the SNF located at Highway 19, Lumber City, Georgia, terminated, subject to Tenant’s timely payment to the Landlord of $545,690 representing unpaid rent and other amounts owing and due under the Lease, effective as of May 1, 2022.

NOTE 13. SUBSEQUENT EVENTS

The Company has evaluated all subsequent events through the date the consolidated financial statements were issued and filed with the SEC.

Entry into Material Definitive Agreements

In July 2022, Thomasville Operations, LLC a subsidiary of the company (“Thomasville Operations”), entered into an Operations Transfer Agreement with C.R of Thomasville, LLC. The Change Of Ownership application has been submitted to the Department of Community Health (“DCH or “the Department”) for approval.

Termination of Preferred Exchange

On July 25, 2022, the company failed to receive the required votes from the common shareholders. The company decided to terminate the preferred exchange offer.

NOTE 13. SUBSEQUENT EVENTS

The Company has evaluated all subsequent events through the date the consolidated financial statements were issued and filed with the SEC.

On November 1, 2022, the company entered into two separate subleases for the two skilled nursing facilities in South Carolina with Oak Hollow Health Management, LLC. Each lease has a ten year term with two five year renewal options. Sumter Valley Health & Rehab will have a rent in year one of $35,000 which then escalates to $50,000 per month in year two and then increases 2% each following year. Georgetown Health & Rehab has a rent of $28,000 per month for the first year and escalates 2% each following year. Regional received a personal guaranty from James Cunningham, the principal of Oak Hallow Health Management, LLC.

Effective October, 21, 2022, the Company terminated the leases for two skilled nursing facilities located in South Carolina with affiliates of Dawn Healthcare (aka Blue Ridge Healthcare Management and/or Symmetry Management). As part of the termination, Dawn Healthcare entered into a promissory note to pay the company $407,199 in 14 installments of $29,085 each beginning in January 2023.

On October 21, 2022, the Company, through wholly-owned subsidiaries, consummated a HUD refinancing of its senior mortgages on three SNFs in Ohio. Funding was provided by Newpoint Real Estate Capital LLC (“Newpoint”) pursuant to three HUD guaranteed secured Healthcare Facility Notes (the “HUD Notes”). Proceeds from the HUD Notes were used to pay off existing HUD guaranteed secured mortgages and pay transaction costs. Newpoint is the servicer on other loans extended to the Company.

The aggregate principal amount of the three HUD Notes is $7.8 million, and the interest rate on the three HUD Notes is 3.97% fixed for the full term of each HUD Note. The Northwood HUD Note has a principal amount of $5.0 million and matures on November 1, 2052. The Greenfield HUD Note has a principal amount of $2.0 million and matures on November 1, 2052. The Pavilion HUD Note has a principal amount of $0.8 million and matures on December 1, 2039. Payments of principal and interest on the HUD Notes commenced on October 1, 2022. Each HUD Note is secured by a Healthcare Deed to Secure Debt, Security Agreement and Assignment of Rents covering the facilities. Newpoint may declare the loans, accrued interest and any other amounts immediately due and payable upon certain customary events of default.

NOTE 16. SUBSEQUENT EVENTS

The Company has evaluated all subsequent events through the date the consolidated financial statements were issued and filed with the SEC. The following is a summary of the material subsequent events.

Dismissed Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition

On January 13, 2022, the following action was dismissed with prejudice.

●	On July 27, 2020, a wrongful death action was filed in the State Court of Chatham County, Georgia, by Jerold Kaplan against affiliates of Peach Health and the Company, on behalf of, and alleging the wrongful death of a patient at the facility known as Oceanside Health and Rehab, which is operated by an affiliate of Peach Health. The plaintiff is seeking an amount in excess of $10,000 for pain and suffering and damages and an unspecified amount of punitive damages. The Company was indemnified by affiliates of Peach Health in this action. On January 13, 2022, this action was dismissed with prejudice.

On January 10, 2022, the State Court of Gwinnett County granted our motion to dismiss the Company and the Company’s Chief Executive Officer from the following action.

●	On October 4, 2021, a medical negligence and wrongful death action was filed in the State Court of Gwinnett County, Georgia, by Bonnie L. Aquilino, Traci R. Randall, and Judy W. Sturgess against Wellington, other legal entities unaffiliated with the Company, the Company, and the Company’s Chief Executive Officer, on behalf of, and alleging the wrongful death and medical negligence of, a patient at the facility known as Thunderbolt Transitional Care and Rehabilitation. During the patient’s dates of service, the facility was subleased to Wellington (a third-party operator) by the Company and such facility was operated by Wellington. The plaintiff was seeking an amount in excess of $10,000 for professional malpractice and an unspecified amount for the full value of the life of the patient and other compensatory damages to be determined by jury trial. The Company is indemnified by Wellington in this action. On January 10, 2022, the State Court of Gwinnett County granted our motion to dismiss the Company and the Company’s Chief Executive Officer from this action.

Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition

●	On February 8, 2022, a negligence action was filed in the State of South Carolina, County of Sumter, in the Court of Common Pleas for the Third Judicial Circuit, by Ronald and Sarah Ross against affiliates of Symmetry and the Company, on behalf of, and alleging the wrongful sexual assault of a patient at the facility known as Blue Ridge of Sumter, which is operated by an affiliate of Symmetry Healthcare. The plaintiff is seeking an unspecified amount actual damages, consequential damages, and punitive damages to be decided by Jury trial. The Company is indemnified by affiliates of Symmetry Healthcare in this action. The Company believes that this action lacks merit against the Company and the Company intends to take action most favorable to the Company. There is no guarantee that the Company will prevail in this action.